Financial liabilities at amortized cost - deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 41,925,101	$ 28,855,065
R D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	32,004,825	21,511,844
Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	9,452,342	6,796,826
C D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	467,934	546,395
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers	41,605,047	28,661,668
Not later than one year [member] | R D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	31,869,219	21,402,435
Not later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	9,372,045	6,796,826
Not later than one year [member] | C D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	363,783	462,407
Later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers	320,054	193,397
Later than one year [member] | R D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	135,606	109,409
Later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	80,297
Later than one year [member] | C D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 104,151	$ 83,988